Carrying Amount of Goodwill (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Oct. 13, 2023	Jun. 30, 2023	Jun. 30, 2022
Goodwill [Line Items]
Goodwill	$ 119,220		$ 67,886	$ 67,524
Activision Blizzard, Inc.
Goodwill [Line Items]
Goodwill		$ 50,969